Allowance for Probable Loan Losses (Portfolio Credit Quality By Loan Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loan portfolio by credit quality indicator
Portfolio, total	$ 5,964,688	$ 5,950,914
Pass
Loan portfolio by credit quality indicator
Portfolio, total	5,544,614	5,529,707
Special Review
Loan portfolio by credit quality indicator
Portfolio, total	101,679	45,599
Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	60,993	83,069
Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	208,997	232,091
Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	48,405	60,448
Commercial
Loan portfolio by credit quality indicator
Portfolio, total	909,667	966,852
Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	720,350	771,999
Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	90,746	42,152
Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,121	31,539
Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	75,038	90,215
Commercial | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	22,412	30,946
Commercial Real Estate: Other Construction and Land Development
Loan portfolio by credit quality indicator
Portfolio, total	1,716,875	1,649,827
Commercial Real Estate: Other Construction and Land Development | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,648,633	1,582,683
Commercial Real Estate: Other Construction and Land Development | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	1,986	1,164
Commercial Real Estate: Other Construction and Land Development | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total		13,765
Commercial Real Estate: Other Construction and Land Development | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	61,480	45,994
Commercial Real Estate: Other Construction and Land Development | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	4,776	6,221
Commercial Real Estate: Farmland & Commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,943,070	1,995,448
Commercial Real Estate: Farmland & Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,792,542	1,849,587
Commercial Real Estate: Farmland & Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	7,983	2,283
Commercial Real Estate: Farmland & Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	59,872	37,765
Commercial Real Estate: Farmland & Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	71,863	92,008
Commercial Real Estate: Farmland & Commercial | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	10,810	13,806
Commercial Real Estate: Multifamily
Loan portfolio by credit quality indicator
Portfolio, total	140,466	139,448
Commercial Real Estate: Multifamily | Pass
Loan portfolio by credit quality indicator
Portfolio, total	139,914	138,546
Commercial Real Estate: Multifamily | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total		125
Commercial Real Estate: Multifamily | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	552	777
Residential First Lien
Loan portfolio by credit quality indicator
Portfolio, total	421,904	410,244
Residential First Lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	413,638	401,053
Residential First Lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	814
Residential First Lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	616	3,492
Residential First Lien | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	6,836	5,699
Residential Junior Lien
Loan portfolio by credit quality indicator
Portfolio, total	610,318	552,338
Residential Junior Lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	609,190	551,138
Residential Junior Lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	150
Residential Junior Lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total		250
Residential Junior Lien | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	978	950
Consumer
Loan portfolio by credit quality indicator
Portfolio, total	55,168	57,744
Consumer | Pass
Loan portfolio by credit quality indicator
Portfolio, total	53,873	56,440
Consumer | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total		7
Consumer | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,295	1,297
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	167,220	179,013
Foreign | Pass
Loan portfolio by credit quality indicator
Portfolio, total	166,474	178,261
Foreign | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	$ 746	$ 752